UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549


                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21927

                                  MSS Series Trust
               (Exact name of registrant as specified in charter)


                         8000 Town Centre Drive, Suite 400
                            Broadview Heights, Ohio 44147
                    (Address of principal executive offices)
			            (Zip code)

                               Brandon M. Pokersnik
                         8000 Town Centre Drive, Suite 400
                            Broadview Heights, Ohio 44147
                    (Name and address of agent for service)

                                   Copies to:
			       JoAnn M. Strasser
                               Thompson Hine LLP
                          312 Walnut Street, 14th Floor
                             Cincinnati, Ohio 45202


Registrant's telephone number, including area code: 440-922-0066

Date of fiscal year end: May 31

Date of reporting period: June 30, 2019

       Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

       A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

       Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).
       The name of the issuer of the portfolio security;
(b).
       The exchange ticker symbol of the portfolio security;
(c).
The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;
(d).
       The shareholder meeting date;
(e).
       A brief identification of the matter voted on;
(f).
       Whether the matter was proposed by the issuer or by a security holder;
(g).
       Whether the Registrant cast its vote on the matter;
(h).
How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
(i).
       Whether the Registrant cast its vote for or against management.







******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21927
Reporting Period: 07/01/2018 - 06/30/2019
MSS Series Trust







=========================== AINN Fund ===========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT









 SIGNATURES

       Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                  MSS Series Trust

By /s/Gregory B. Getts
* Gregory B. Getts
President

By /s/Brandon M. Pokersnik
* Brandon M. Pokersnik
Secretary

Date: August 15, 2019

*Print the name and title of each signing officer under his or her signature.